Trade receivables and other current assets (Tables)	6 Months Ended
Jun. 30, 2023
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Disclosure of Trade Receivables	10.1 Trade receivables

	As of December 31,	As of June 30,
	2022	2023
	$ in thousands
Trade receivables	772	422
Total net value of trade receivables	772	422

Disclosure of Subsidies Receivables	10.2 Subsidies receivables

	As of December 31,	As of June 30,
	2022	2023
	$ in thousands
Research tax credit	14,496	19,180
Other subsidies	—	308
Total subsidies receivables	14,496	19,488

Disclosure of Other Current Assets

10.3 Other current assets

	As of December 31,	As of June 30,
	2022	2023
	$ in thousands
VAT receivables	1,140	999
Prepaid expenses and other prepayments	6,233	5,979
Tax and social receivables	1,166	63
Deferred expenses and other current assets	538	828
Total other current assets	9,078	7,869